Other Assets - Components of Other within Other Assets (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
At fair value [member]
Disclosure of Other Assets [line items]
Investment properties	$ 1,355	$ 1,363